Derivative Financial Instruments and Hedging Activities - Summary of Open Derivative Positions and the Gains (Losses) on all Derivatives (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014	Dec. 31, 2013
Hedge the effect of changes in interest rates on interest expense on borrowings
Asset / (Liability) at Fair Value	[1]			$ 3,778
Losses				43,697
Not Designated as Hedging Instrument [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Asset / (Liability) at Fair Value	[2]	$ 8,073
Losses		(8,547)
Interest Rate Cap [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Notional Amount		3,469,000		$ 1,729,000	$ 1,868,000
Interest Rate Cap [Member] | Other Net [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Expiration Date				Nov. 2016 - Oct. 2017
Asset / (Liability) at Fair Value	[1]			$ 567
Losses				$ 661
Consolidated Statement of Operations Caption				Other, net
Interest Rate Cap [Member] | Other Net [Member] | Not Designated as Hedging Instrument [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Notional Amount				$ 1,729,000
Forward Mortgage Backed Securities Trades [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Notional Amount		672,899	[3]	703,725 [3]	950,648
IRLCs [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Notional Amount		$ 385,073		$ 239,406	$ 751,436
IRLCs [Member] | Gain On Loans Held For Sale Net [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Expiration Date				Feb 2015 - Mar 2015
Asset / (Liability) at Fair Value	[1]			$ 6,065
Losses				$ 25,822
Consolidated Statement of Operations Caption				Gain on loans held for sale, net
IRLCs [Member] | Gain On Loans Held For Sale Net [Member] | Not Designated as Hedging Instrument [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Notional Amount				$ 239,406
Interest Rate Cap [Member] | Other Net [Member] | Not Designated as Hedging Instrument [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Expiration Date	[4]	Nov. 2016 - Oct. 2017
Notional Amount	[4]	$ 3,469,000
Asset / (Liability) at Fair Value	[2],[4]	1,501
Losses	[4]	$ (1,613)
Consolidated Statement of Operations Caption	[4]	Other, net
Forward MBS Trades [Member] | Gain On Loans Held For Sale Net [Member] | Not Designated as Hedging Instrument [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Expiration Date		Nov. 2015 - Dec 2015		Feb 2015 - Mar 2015
Notional Amount		$ 672,899		$ 703,725
Asset / (Liability) at Fair Value		(3,438)	[2]	(2,854)
Losses		$ (10,878)		$ 17,214
Consolidated Statement of Operations Caption		Gain on loans held for sale, net		Gain on loans held for sale, net
IRLCs [Member] | Gain On Loans Held For Sale Net [Member] | Not Designated as Hedging Instrument [Member]
Hedge the effect of changes in interest rates on interest expense on borrowings
Expiration Date		Oct. 2015 - Nov. 2015
Notional Amount		$ 385,073
Asset / (Liability) at Fair Value	[2]	10,010
Losses		$ 3,944
Consolidated Statement of Operations Caption		Gain on loans held for sale, net

[1]	Derivatives are reported at fair value in Receivables, Other assets or in Other liabilities on our Consolidated Balance Sheets.
[2]	Derivatives are reported at fair value in Receivables, Other assets or in Other liabilities on our Unaudited Consolidated Balance Sheets.
[3]	As loans are originated and sold or as loan commitments expire, our forward MBS trade positions mature and are replaced by new positions based upon new loan commitments and originations and expected time to sell.
[4]	To hedge the effect of changes in 1ML on advance funding facilities.